Loans Receivable Franchisees (Details) - Schedule of Current and Non-Current Loans Receivable from Franchisees, Net of Allowance for Credit Losses - Related Party [Member] - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Oct. 30, 2023
Schedule of Current and Non-Current Loans Receivable from Franchisees, Net of Allowance for Credit Losses [Line Items]
Loans to related franchisees, net of discounts and allowances, current	$ 1,995,084		$ 4,367,385
Loans to related franchisees, net of discounts and allowances, non-current
Loans to related franchisees, net of discounts and allowances, total	$ 1,995,084	$ 4,367,385	$ 4,367,385